Convertible Notes - Schedule of Convertible Notes (Details) - Convertible Debt [Member] - USD ($)	12 Months Ended
	Jul. 31, 2026	Jul. 31, 2025
Schedule of Convertible Notes [Line Items]
Balance, beginning of period	$ 522,818	$ 124,699
Initial recognition of 2025 convertible notes		329,599
Effect of accounting change on convertible debt		13,532
Interest	62,957	41,594
Conversion	(193,934)
Effect of movements on exchange rates	(4,973)	13,394
Balance, end of period	386,868	522,818
Current	386,868	157,515
Non-current		365,303
Convertible notes	$ 386,868	$ 522,818